Deferred Government Grants (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Government Grant [Abstract]
Summary of Deferred Government Grants

Summarized below are deferred government grants as of December 31, 2025 and 2024:

	December 31,
	2025	2024
Government grants for property, plant and equipment (a)
Balance at beginning of the year	$4,301	$4,549
Additions	2,394	412
Recognized as government grants	(764)	(660)
Subtotal	5,931	4,301
Government grants for research and development (b)
Balance at beginning of the year	2,270	2,902
Additions	791	174
Recognized as government grants	(65)	(806)
Subtotal	2,996	2,270

Total deferred government grants	$8,927	$6,571

Less: current portion	3,035	1,728
Non-current portion	$5,892	$4,843

(a) The Company has five deferred government grants related to property, plant and equipment. As of December 31, 2025, the Company has fulfilled the conditions for four of these grants. $839 will be amortized over the next 12 months which has been included in the current portion of deferred government grant and $5,092 will be amortized beyond the next 12 months which has been included in the non-current portion of deferred government grants.

(b) The Company has twelve deferred government grants related to various research and development projects. As of December 31, 2025, the Company expects to fulfill the conditions for eight of these grants within the next 12 months and recorded $2,196 as the current portion of deferred government grants, while the conditions attached to the remaining four grants are expected to be fulfilled beyond the next 12 months and $800 has been recorded in the non-current portion of deferred government grants.